GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 54,028,719	$ 39,401,857
Net loss	14,968,005	26,315,396
Cash used in operating activities	$ 1,158,760	$ 939,775